Related Party Transactions - Schedule of Related Party Transactions (Details)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Infosys Technologies (China) Co. Limited (Infosys China)
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys Technologies (China) Co. Limited (Infosys China)
Country	China
Holding as of	100.00%	100.00%
Infosys Technologies S. de R. L. de C. V. (Infosys Mexico)
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys Technologies S. de R. L. de C. V. (Infosys Mexico)
Country	Mexico
Holding as of	100.00%	100.00%
Infosys Technologies (Sweden) AB. (Infosys Sweden)
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys Technologies (Sweden) AB (Infosys Sweden)
Country	Sweden
Holding as of	100.00%	100.00%
Infosys Technologies (Shanghai) Company Limited (Infosys Shanghai)
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys Technologies (Shanghai) Company Limited (Infosys Shanghai)
Country	China
Holding as of	100.00%	100.00%
Infosys Nova Holdings LLC (Infosys Nova)
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys Nova Holdings LLC. (Infosys Nova)
Country	U.S.
Holding as of	100.00%	100.00%
EdgeVerve Systems Limited (EdgeVerve)
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	EdgeVerve Systems Limited (EdgeVerve)
Country	India
Holding as of	100.00%	100.00%
Infosys Austria GmbH
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys Austria GmbH
Country	Austria
Holding as of	100.00%	100.00%
Skava Systems Pvt Ltd Skava Systems
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Skava Systems Private Limited (Skava Systems)
Country	India
Holding as of	0.00%	0.00%
Infosys Chile SpA
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys Chile SpA
Country	Chile
Holding as of	100.00%	100.00%
Infosys Arabia Limited
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys Arabia Limited
Country	Saudi Arabia
Holding as of	70.00%	70.00%
Infosys Consulting Ltda
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys Consulting Ltda.
Country	Brazil
Holding as of	100.00%	100.00%
Infosys Luxembourg S.a.r.l
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys Luxembourg S.a.r.l
Country	Luxembourg
Holding as of	100.00%	100.00%
Infosys Public Services, Inc. USA (Infosys Public Services)
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys Public Services, Inc. USA (Infosys Public Services)
Country	U.S.
Holding as of	100.00%	100.00%
InSemi Technology Services Private Limited
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	InSemi Technology Services Private Limited
Country	India
Holding as of	100.00%	100.00%
Infosys BPM Limited
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys BPM Limited
Country	India
Holding as of	100.00%	100.00%
Infosys (Czech Republic) Limited s.r.o.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys (Czech Republic) Limited s.r.o.
Country	Czech Republic
Holding as of	100.00%	100.00%
Infosys Poland, Sp z.o.o
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys Poland Sp z.o.o
Country	Poland
Holding as of	100.00%	100.00%
Infosys McCamish Systems LLC
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys McCamish Systems LLC
Country	U.S.
Holding as of	100.00%	100.00%
Portland Group Pty Ltd
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Portland Group Pty Ltd
Country	Australia
Holding as of	100.00%	100.00%
Infosys BPO Americas LLC
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys BPO Americas LLC
Country	U.S.
Holding as of	100.00%	100.00%
Infosys Consulting Holding AG
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys Consulting Holding AG
Country	Switzerland
Holding as of	100.00%	100.00%
Infosys Management Consulting Pty Limited
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys Management Consulting Pty Limited
Country	Australia
Holding as of	100.00%	100.00%
Infosys Consulting AG
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys Consulting AG
Country	Switzerland
Holding as of	100.00%	100.00%
Infosys Consulting GmbH
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys Consulting GmbH
Country	Germany
Holding as of	100.00%	100.00%
Infosys Consulting SAS
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys Consulting SAS
Country	France
Holding as of	100.00%	100.00%
Infy Consulting Company Ltd.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infy Consulting Company Ltd
Country	U.K.
Holding as of	100.00%	100.00%
Infy Consulting B.V.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infy Consulting B.V
Country	The Netherlands
Holding as of	100.00%	100.00%
Infosys Consulting S.R.L.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys Consulting S.R.L
Country	Argentina
Holding as of	100.00%	100.00%
Infosys Romania S.r.l. (formerly Infosys Consulting S.R.L. (Romania))
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys Romania S.r.l. (formerly Infosys Consulting S.R.L. (Romania))
Country	Romania
Holding as of	100.00%	100.00%
Infosys Consulting (Belgium) NV
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys Consulting (Belgium) NV
Country	Belgium
Holding as of	100.00%	100.00%
Infosys BPM Canada Inc
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys BPM Canada Inc
Country	Canada
Holding as of	100.00%	0.00%
Panaya Inc (Panaya)
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Panaya Inc. (Panaya)
Country	U.S.
Holding as of	100.00%	100.00%
Panaya Ltd
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Panaya Ltd
Country	Israel
Holding as of	100.00%	100.00%
Infosys Financial Services GmbH.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys Financial Services GmbH.
Country	Germany
Holding as of	100.00%	100.00%
Brilliant Basics Holdings Limited (Brilliant Basics)
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Brilliant Basics Holdings Limited (Brilliant Basics)
Country	U.K.
Holding as of	100.00%	100.00%
Brilliant Basics Limited
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Brilliant Basics Limited
Country	U.K.
Holding as of	100.00%	100.00%
Infosys Middle East FZ LLC
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys Middle East FZ LLC
Country	U.A.E
Holding as of	100.00%	100.00%
Fluido Oy
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Fluido Oy
Country	Finland
Holding as of	100.00%	100.00%
Fluido Sweden AB
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Fluido Sweden AB
Country	Sweden
Holding as of	100.00%	100.00%
Fluido Norway A/S
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Fluido Norway A/S
Country	Norway
Holding as of	100.00%	100.00%
Fluido Denmark A/S
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Fluido Denmark A/S
Country	Denmark
Holding as of	100.00%	100.00%
Fluido Slovakia s.r.o
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Fluido Slovakia s.r.o
Country	Slovakia
Holding as of	100.00%	100.00%
HIPUS Co., Ltd
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	HIPUS Co., Ltd
Country	Japan
Holding as of	79.00%	81.00%
Infosys Compaz Pte. Ltd
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys Compaz Pte. Ltd
Country	Singapore
Holding as of	60.00%	60.00%
Infosys South Africa (Pty) Ltd
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys South Africa (Pty) Ltd
Country	South Africa
Holding as of	100.00%	100.00%
Infosys (Malaysia) SDN. BHD.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys (Malaysia) SDN. BHD.
Country	Malaysia
Holding as of	100.00%	100.00%
Wong Doody, Inc
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	WongDoody Inc
Country	U.S.
Holding as of	0.00%	0.00%
IDUNN Information Technology Private Limited
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	IDUNN Information Technology Private Limited
Country	India
Holding as of	100.00%	100.00%
Stater N.V.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Stater N.V
Country	The Netherlands
Holding as of	75.00%	75.00%
Stater Nederland B.V.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Stater Nederland B.V.
Country	The Netherlands
Holding as of	75.00%	75.00%
Stater XXL B.V.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Stater XXL B.V.
Country	The Netherlands
Holding as of	75.00%	75.00%
HypoCasso B.V.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	HypoCasso B.V.
Country	The Netherlands
Holding as of	75.00%	75.00%
Stater Gmbh
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Stater Gmbh
Country	Germany
Holding as of	75.00%	75.00%
Infosys Germany GmbH
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys Germany GmbH
Country	Germany
Holding as of	0.00%	100.00%
Wongdoody Gmbh
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Wongdoody Gmbh
Country	Germany
Holding as of	100.00%	100.00%
WongDoody (Shanghai) Co. Limited
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	WongDoody (Shanghai) Co. Limited
Country	China
Holding as of	100.00%	100.00%
WongDoody limited (Taipei)
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	WongDoody limited (Taipei)
Country	Taiwan
Holding as of	100.00%	100.00%
WongDoody d.o.o
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	WongDoody d.o.o
Country	Serbia
Holding as of	100.00%	100.00%
Stater Belgium N.V./S.A.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Stater Belgium N.V./S.A.
Country	Belgium
Holding as of	75.00%	75.00%
Outbox systems Inc. dba Simplus (US)
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Outbox systems Inc. dba Simplus (US)
Country	U.S.
Holding as of	0.00%	0.00%
Simplus ANZ Pty Ltd.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Simplus ANZ Pty Ltd.
Country	Australia
Holding as of	100.00%	100.00%
Simplus Australia Pty Ltd
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Simplus Australia Pty Ltd
Country	Australia
Holding as of	100.00%	100.00%
Simplus Philippines, Inc.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Simplus Philippines, Inc.
Country	Philippines
Holding as of	100.00%	100.00%
Infosys Fluido UK, Ltd
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys Fluido UK, Ltd.
Country	U.K
Holding as of	100.00%	100.00%
Infosys Fluido Ireland, Ltd
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys Fluido Ireland, Ltd.
Country	Ireland
Holding as of	100.00%	100.00%
Infosys Limited Bulgaria EOOD
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys Limited Bulgaria EOOD
Country	Bulgaria
Holding as of	100.00%	100.00%
Kaleidoscope Animations, Inc
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Kaleidoscope Animations, Inc.
Country	U.S.
Holding as of	0.00%	0.00%
Blue Acorn iCi Inc
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Blue Acorn iCi Inc
Country	U.S.
Holding as of	0.00%	0.00%
Infosys Singapore Pte. Ltd
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys Singapore Pte. Ltd.
Country	Singapore
Holding as of	100.00%	100.00%
GuideVision s.r.o.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	GuideVision s.r.o
Country	Czech Republic
Holding as of	100.00%	100.00%
GuideVision Deutschland GmbH
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	GuideVision Deutschland GmbH
Country	Germany
Holding as of	100.00%	100.00%
GuideVision Magyarorszag Kft
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	GuideVision Magyarország Kft
Country	Hungary
Holding as of	100.00%	100.00%
GuideVision Suomi Oy
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	GuideVision Suomi Oy
Country	Finland
Holding as of	100.00%	100.00%
GuideVision Polska SP.Z.O.O
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	GuideVision Polska Sp. z.o.o
Country	Poland
Holding as of	100.00%	100.00%
Guide Vision UK Ltd
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	GuideVision UK Ltd
Country	U.K.
Holding as of	100.00%	100.00%
Infosys BPM UK Limited.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys BPM UK Limited
Country	U.K.
Holding as of	100.00%	100.00%
Infosys Turkey Bilgi Teknolojikeri Limited Sirketi
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys Turkey Bilgi Teknolojileri Limited Sirketi
Country	Turkey
Holding as of	100.00%	100.00%
Infosys Automotive and Mobility GmbH & Co. KG
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys Automotive and Mobility GmbH & Co. KG
Country	Germany
Holding as of	100.00%	100.00%
Infosys Germany Holding GmbH
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys Germany Holding Gmbh
Country	Germany
Holding as of	100.00%	100.00%
Infosys Green Forum
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys Green Forum
Country	India
Holding as of	100.00%	100.00%
Infosys Business Solutions LLC
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys Business Solutions LLC
Country	Qatar
Holding as of	100.00%	100.00%
Infosys Germany SE (formerly known as Blitz 24-893 SE)
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys Germany SE (formerly known as Blitz 24-893 SE)
Country	Germany
Holding as of	100.00%	100.00%
Infosys Public Services Canada Inc.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys Public Services Canada Inc
Country	Canada
Holding as of	100.00%	100.00%
BASE life science AG
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	BASE life science AG
Country	Switzerland
Holding as of	100.00%	100.00%
BASE life science GmbH
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	BASE life science GmbH
Country	Germany
Holding as of	100.00%	100.00%
BASE life science A/S
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	BASE life science A/S
Country	Denmark
Holding as of	100.00%	100.00%
BASE life science S.A.S
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	BASE life science S.A.S
Country	France
Holding as of	100.00%	100.00%
BASE life science Ltd.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	BASE life science Ltd
Country	U.K.
Holding as of	100.00%	100.00%
BASE life science S.r.l.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	BASE life science S.r.l
Country	Italy
Holding as of	100.00%	100.00%
Innovisor Inc.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Innovisor Inc.
Country	U.S.
Holding as of	100.00%	100.00%
BASE life science Inc.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	BASE life science Inc.
Country	U.S.
Holding as of	100.00%	100.00%
BASE life science S.L.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	BASE life science S.L.
Country	Spain
Holding as of	100.00%	100.00%
Panaya Germany GmbH
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Panaya Germany GmbH
Country	Germany
Holding as of	100.00%	100.00%
Infosys Norway
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys Norway
Country	Norway
Holding as of	100.00%	100.00%
Elbrus Labs Private Limited
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Elbrus Labs Private Limited
Country	India
Holding as of	100.00%	100.00%
Infosys Services (Thailand) Limited
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys Services (Thailand) Limited
Country	Thailand
Holding as of	100.00%	100.00%
Infy tech SAS [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infy tech SAS
Country	France
Holding as of	100.00%	100.00%
In-tech Holding GmbH
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	in-tech Holding GmbH
Country	Germany
Holding as of	0.00%	0.00%
in-tech Gmbh
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	in-tech GmbH
Country	Germany
Holding as of	100.00%	100.00%
Friedrich & Wagner Asia Pacific GmbH
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Friedrich & Wagner Asia Pacific GmbH
Country	Germany
Holding as of	0.00%	0.00%
drivetech Fahrversuch GmbH
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	drivetech Fahrversuch GmbH
Country	Germany
Holding as of	100.00%	100.00%
in-tech Engineering S.R.L. (formerly known as ProIT)
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	in-tech Engineering S.R.L. (formerly known as ProIT)
Country	Romania
Holding as of	100.00%	100.00%
in-tech Automotive Engineering de R.L. de C.V
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	in-tech Automotive Engineering de R.L. de C.V
Country	Mexico
Holding as of	0.00%	100.00%
Friedrich Wagner Holding Inc
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Friedrich Wagner Holding Inc.
Country	U.S.
Holding as of	100.00%	100.00%
in-tech Automotive Engineering SL
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	in-tech Automotive Engineering SL
Country	Spain
Holding as of	100.00%	100.00%
in-tech Automotive Engineering LLC
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	in-tech Automotive Engineering LLC
Country	U.S.
Holding as of	0.00%	0.00%
in-tech Services LLC
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	in-tech Services LLC
Country	U.S.
Holding as of	0.00%	0.00%
in-tech Engineering s.r.o
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	in-tech Engineering s.r.o
Country	Czech Republic
Holding as of	100.00%	100.00%
in-tech Engineering GmbH
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	in-tech Engineering GmbH
Country	Austria
Holding as of	100.00%	100.00%
in-tech Engineering services S.R.L
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	in-tech Engineering services S.R.L
Country	Romania
Holding as of	0.00%	100.00%
in-tech Group Ltd
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	in-tech Group Ltd
Country	U.K.
Holding as of	100.00%	100.00%
In-tech Automotive Engineering Shenyang Co. Ltd
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	In-tech Automotive Engineering Shenyang Co. Ltd
Country	China
Holding as of	100.00%	100.00%
in-tech Group India Private Ltd
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	in-tech Group India Private Ltd
Country	India
Holding as of	100.00%	100.00%
In-tech Automotive Engineering Beijing Co., Ltd
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	In-tech Automotive Engineering Beijing Co., Ltd
Country	China
Holding as of	100.00%	100.00%
Infosys Limited SPC
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys Limited SPC
Country	Oman
Holding as of	100.00%	100.00%
Infosys BPM Netherlands B.V
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys BPM Netherlands B.V.
Country	The Netherlands
Holding as of	100.00%	100.00%
Infosys Energy Consulting Services LLC
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys Energy Consulting Services LLC
Country	U.S.
Holding as of	100.00%	0.00%
Infosys Saudi Arabia LLC
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys Saudi Arabia LLC
Country	Saudi Arabia
Holding as of	100.00%	0.00%
Infosys Australia Technology Service Pty Ltd
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys Australia Technology Service Pty Ltd
Country	Australia
Holding as of	100.00%	0.00%
MRE Consulting Ltd
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	MRE Consulting Ltd
Country	U.S.
Holding as of	100.00%	0.00%
MRE Technology Services, LLC
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	MRE Technology Services, LLC
Country	U.S.
Holding as of	100.00%	0.00%
The Missing Link Automation Pty Ltd
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	The Missing Link Automation Pty Ltd
Country	Australia
Holding as of	100.00%	0.00%
The Missing Link Network Integration Pty Ltd
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	The Missing Link Network Integration Pty Ltd
Country	Australia
Holding as of	100.00%	0.00%
The Missing Link Security Pty Ltd
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	The Missing Link Security Pty Ltd
Country	Australia
Holding as of	100.00%	0.00%
The Missing Link Security Ltd
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	The Missing Link Security Ltd
Country	U.K.
Holding as of	100.00%	0.00%
Infosys Enterprise Business Services Pty Ltd
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys Enterprise Business Services Pty Ltd
Country	Australia
Holding as of	100.00%	0.00%